United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  5/31/10

Date of Reporting Period:  Six months ended 11/30/09

Item 1.                      Reports to Stockholders

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2009

Institutional Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2009	Year Ended May 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.60	$9.70	$10.22	$10.25	$10.52	$10.42
Income From Investment Operations:
Net investment income	0.18	0.37	0.42	0.45	0.45	0.46
Net realized and unrealized gain (loss) on investments	0.21	(0.10)	(0.52)	(0.03)	(0.27)	0.10
TOTAL FROM INVESTMENT OPERATIONS	0.39	0.27	(0.10)	0.42	0.18	0.56
Less Distributions:
Distributions from net investment income	(0.18)	(0.37)	(0.42)	(0.45)	(0.45)	(0.46)
Net Asset Value, End of Period	$9.81	$9.60	$9.70	$10.22	$10.25	$10.52
Total Return[1]	4.07%	2.92%	(1.03)%	4.15%	1.70%	5.42%
Ratios to Average Net Assets:
Net expenses	0.56%[2]	0.55%[3]	0.56%[3,4]	0.55%[4]	0.56%	0.58%
Net investment income	3.64%[2]	3.88%	4.16%	4.38%	4.29%	4.34%
Expense waiver/reimbursement[5]	0.28%[2]	0.30%	0.32%	0.32%	0.28%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$212,314	$236,117	$120,196	$141,676	$174,074	$164,859
Portfolio turnover	11%	32%	56%	38%	25%	19%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.55% and 0.55%, after taking into account these expense reductions for the years ended May 31, 2009 and 2008, respectively.
4	Includes 0.01% and 0.02% of interest and trust expenses related to the Fund's participation in secondary inverse floater structures for the years ended May 31, 2008 and 2007, respectively.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2009	Year Ended May 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.60	$9.70	$10.22	$10.25	$10.52	$10.42
Income From Investment Operations:
Net investment income	0.19	0.39	0.43	0.47	0.47	0.48
Net realized and unrealized gain (loss) on investments	0.21	(0.10)	(0.52)	(0.03)	(0.27)	0.10
TOTAL FROM INVESTMENT OPERATIONS	0.40	0.29	(0.09)	0.44	0.20	0.58
Less Distributions:
Distributions from net investment income	(0.19)	(0.39)	(0.43)	(0.47)	(0.47)	(0.48)
Net Asset Value, End of Period	$9.81	$9.60	$9.70	$10.22	$10.25	$10.52
Total Return[1]	4.16%	3.10%	(0.86)%	4.33%	1.90%	5.66%
Ratios to Average Net Assets:
Net expenses	0.38%[2]	0.37%[3]	0.38%[3,4]	0.38%[4]	0.36%	0.35%
Net investment income	3.82%[2]	4.09%	4.33%	4.56%	4.48%	4.56%
Expense waiver/reimbursement[5]	0.23%[2]	0.27%	0.30%	0.32%	0.28%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,840	$22,285	$26,580	$24,978	$5,569	$7,099
Portfolio turnover	11%	32%	56%	38%	25%	19%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.37% and 0.38%, after taking into account these expense reductions for the years ended May 31, 2009 and 2008, respectively.
4	Includes 0.01% and 0.02% of interest and trust expenses related to the Fund's participation in secondary inverse floater structures for the years ended May 31, 2008 and 2007, respectively.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,040.70	$2.86
Class Y Shares	$1,000	$1,041.60	$1.94
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.26	$2.84
Class Y Shares	$1,000	$1,023.16	$1.93
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.56%
Class Y Shares	0.38%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table

At November 30, 2009, the Fund's sector composition1 was as follows:

Sector	Percentage of Total Net Assets
General Obligation — Local	18.9%
Hospital	13.6%
Transportation	12.2%
Public Power	11.3%
Water Sewer	10.1%
General Obligation — State	9.2%
Pre-refunded	6.5%
Electric and Gas	4.6%
Education	4.1%
Special Tax	3.4%
Other[2]	4.3%
Other Assets and Liabilities — Net[3]	1.8%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 93.9% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

November 30, 2009 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 97.4%
	Alabama – 3.2%
$4,000,000	Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series A), 5.00% (Baptist Health System, Inc.), 11/15/2014	3,991,240
3,080,000	Mobile County, AL, UT GO Refunding Warrants, 5.25% (FSA Inc. INS), 8/1/2017	3,540,799
	TOTAL	7,532,039
	Alaska – 0.9%
1,000,000	Alaska State Sport Fishing, Revenue Bonds, 4.25% (CIFG Assurance NA INS)/(Original Issue Yield: 4.29%), 4/1/2015	1,064,020
1,000,000	Alaska State Sport Fishing, Revenue Bonds, 4.375% (CIFG Assurance NA INS), 4/1/2016	1,063,330
	TOTAL	2,127,350
	Arizona – 4.8%
2,000,000	Arizona Transportation Board , Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2017	2,308,400
1,000,000	Mesa, AZ Street and Highway, Revenue Bonds, 6.25% (National Public Finance Guarantee Corporation INS), 7/1/2012	1,129,020
925,000	Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	934,222
1,025,000	Pima County, AZ IDA, Revenue Bonds (Series A), 5.125% (American Charter School Foundation)/(Original Issue Yield: 5.20%), 7/1/2015	977,061
1,000,000	Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2009A), 5.00%, 1/1/2021	1,127,470
2,000,000	Tempe, AZ IDA, Excise Tax Revenue Bonds, 5.25% (AMBAC Assurance Corporation INS), 7/1/2017	2,271,700
2,000,000	Tucson, AZ Street & Highway, Revenue Bonds(Series 1994-E), 6.75% (National Public Finance Guarantee Corporation INS), 7/1/2013	2,354,480
	TOTAL	11,102,353
	Arkansas – 0.9%
1,000,000	Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	976,680
1,000,000	University of Arkansas, Revenue Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 3/1/2016	1,146,400
	TOTAL	2,123,080
	California – 9.5%
1,500,000	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.00%, 4/1/2022	1,648,710
Semi-Annual Shareholder Report

$1,335,000	California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2005F), 5.00%, 5/1/2022	1,426,634
1,000,000	California State Department of Water Resources, Revenue Bonds (Series AE), 5.00% (Central Valley Project), 12/1/2028	1,056,710
1,000,000	California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2021	1,103,610
1,020,000	California State Public Works Board, Revenue Refunding Bonds, 5.25% (FGIC and National Public Finance Guarantee Corporation INSs), 11/1/2019	1,053,079
2,000,000	California State, Various Purpose UT GO Bonds, 5.25%, 10/1/2025	2,026,380
1,000,000	La Canada, CA USD, UT GO (Series A), 5.50% (National Public Finance Guarantee Corporation INS), 8/1/2024	1,106,150
3,000,000	Los Angeles, CA USD, UT GO Bonds (Series 2009I), 5.00%, 7/1/2021	3,275,520
1,675,000	Placentia-Yorba Linda, CA USD, UT GO Bonds (Series B), 5.375% (National Public Finance Guarantee Corporation INS), 8/1/2022	1,810,206
2,000,000	San Diego, CA Public Facilities Authority, Senior Sewer Revenue Refunding Bonds (Series 2009B), 5.00%, 5/15/2017	2,240,820
3,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	3,164,490
2,000,000	Southern California Public Power Authority (Southern Transmission System), Transmission Project Revenue Bonds (2009 Subordinate Refunding Series A), 5.00%, 7/1/2019	2,245,060
	TOTAL	22,157,369
	Colorado – 2.8%
1,000,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2016	1,016,530
900,000	Denver (City & County), CO, Airport System Revenue Bonds (Series 2009A), 5.00% (Denver, CO City & County Department of Aviation), 11/15/2016	1,001,214
1,000,000	Douglas County, CO School District, UT GO Bonds, 5.75% (United States Treasury PRF 12/15/2014@100), 12/15/2021	1,203,030
1,500,000	Platte River, CO Power Authority, Power Revenue Bonds (Series 2009HH), 5.00%, 6/1/2021	1,679,400
1,465,000	Summit County, CO School District No. RE1, UT GO Refunding Bonds, 5.75% (FSA Inc. INS), 12/1/2012	1,609,713
	TOTAL	6,509,887
	Connecticut – 1.9%
3,685,000	Connecticut State, GO Bonds (Series 2008A), 5.00%, 4/15/2016	4,286,466
	District of Columbia – 0.6%
1,405,000	District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC Assurance Corporation INS), 10/1/2017	1,421,453
Semi-Annual Shareholder Report

	Florida – 3.2%
$1,000,000	Orlando, FL Utilities Commission, System Revenue Refunding Bonds (Series 2009B), 5.00%, 10/1/2023	1,092,700
2,135,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	2,358,449
2,630,000	Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2019	2,899,154
1,010,000	Volusia County, FL School District, COP (Series A), 5.00% (FSA Inc. INS 8/1/2015@100), 8/1/2019	1,063,975
	TOTAL	7,414,278
	Georgia – 3.8%
4,000,000	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2020	4,515,320
2,000,000	Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,075,920
2,000,000	Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 5.25%, 1/1/2018	2,276,280
	TOTAL	8,867,520
	Illinois – 4.6%
2,000,000	Chicago, IL Board of Education, UT GO Bonds (Series 2007D), 5.00% (FSA Inc. INS), 12/1/2021	2,143,740
1,000,000	Chicago, IL O'Hare International Airport, Revenue Bonds (Series A), 4.00% (FSA Inc. INS), 1/1/2015	1,072,690
2,000,000	Chicago, IL, UT GO Bonds (Series 2008A), 5.00%, 1/1/2019	2,202,240
1,000,000	Illinois Department Central Management Services, Certificate Participation, 5.50% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,003,370
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (University of Chicago), 7/1/2019	1,115,730
2,000,000	Illinois Finance Authority, Revenue Bonds (Series 2008B), 5.50% (Children's Memorial Hospital), 8/15/2021	2,111,660
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2008B), 5.50% (Children's Memorial Hospital), 8/15/2023	1,044,200
10,000	St. Clair County IL High School, UT GO Bonds, 4.45% (AMBAC Assurance Corporation INS)/(Original Issue Yield: 4.50%), 10/1/2011	10,026
	TOTAL	10,703,656
	Indiana – 2.4%
1,000,000	Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series B), 5.00% (Clarian Health Obligated Group), 2/15/2019	1,004,160
1,275,000	Indiana State Finance Authority, Environmental Facilities Refunding Revenue Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,349,817
Semi-Annual Shareholder Report

$2,960,000	Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.00% (Assured Guaranty Corp. INS), 6/1/2013	3,296,138
	TOTAL	5,650,115
	Iowa – 1.0%
1,000,000	Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2016	904,430
1,400,000	Iowa Finance Authority, Private College Revenue Bonds, 6.50% (Drake University)/(National Public Finance Guarantee Corporation INS), 12/1/2011	1,465,688
	TOTAL	2,370,118
	Kansas – 0.8%
1,675,000	Geary County, KS USD 475, UT GO School Building Bonds, 5.25% (National Public Finance Guarantee Corporation INS), 9/1/2017	1,915,329
	Louisiana – 0.6%
1,400,000	Louisiana State Citizens Property Insurance Corp., Revenue Bonds (Series 2006B), 5.00% (AMBAC Assurance Corporation INS), 6/1/2018	1,433,852
	Maryland – 2.0%
2,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2019	2,348,580
2,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2021	2,295,860
	TOTAL	4,644,440
	Michigan – 8.4%
1,000,000	Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	1,114,630
1,000,000	Detroit, MI Sewage Disposal System, Revenue Bonds (Series A), 5.50% (Berkshire Hathaway Assurance Corp. and FGIC INSs), 7/1/2036	1,027,480
1,500,000	Detroit, MI Water Supply System, Revenue Bonds (Series A), 5.00% (FSA Inc. INS), 7/1/2016	1,590,510
2,000,000	Detroit, MI, Refunding UT GO Bonds (Series 2008-B), 5.00% (Assured Guaranty Corp. INS), 4/1/2018	2,057,540
1,785,000	Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	1,940,027
2,000,000	Michigan Municipal Bond Authority Clean Water Revolving Fund, Revenue Bonds, 5.00%, 10/1/2020	2,217,260
1,500,000	Michigan State Building Authority, Revenue Refunding Bonds (Series I), % TOBs, Mandatory Tender 10/15/2011	1,569,015
500,000	Michigan State Department of Transportation, Grant Anticipation Revenue Bonds, 4.50% (FSA Inc. INS), 9/15/2015	546,255
Semi-Annual Shareholder Report

$500,000		Michigan State Department of Transportation, Grant Anticipation Revenue Bonds, 5.25% (FSA Inc. INS), 9/15/2018	560,535
4,000,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	4,024,680
500,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2018	499,630
500,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2020	489,265
2,000,000		Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	2,004,780
		TOTAL	19,641,607
		Minnesota – 0.4%
1,000,000		Minnesota Municipal Power Agency, Electric Revenue Bonds (Series 2005), 5.00%, 10/1/2030	1,018,670
		Missouri – 0.5%
1,070,000		Missouri Highways & Transportation Commission, Revenue Bonds, 4.50%, 5/1/2017	1,219,286
		Nebraska – 0.7%
1,365,000		Omaha, NE, UT GO Bonds (Series 2000A), 6.50% (Escrowed In Treasuries COL), 12/1/2013	1,643,528
		Nevada – 2.1%
2,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2014	2,242,700
1,100,000		Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,123,529
1,325,000		Clark County, NV, LT GO Bonds, 4.50% (FSA Inc. INS), 6/1/2017	1,438,115
		TOTAL	4,804,344
		New Jersey – 3.6%
1,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2018	1,119,130
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2006A), 5.25%, 12/15/2020	2,237,280
2,500,000		New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00%, 1/1/2020	2,724,600
1,925,000	[1,2]	New Jersey Turnpike Authority, Revenue Bonds (Series A), 6.00% (Escrowed In Treasuries COL), 1/1/2013	2,218,678
		TOTAL	8,299,688
		New Mexico – 2.0%
3,075,000		Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.50%, 7/1/2023	3,522,197
Semi-Annual Shareholder Report

$1,000,000	University of New Mexico, Revenue Bonds (Series A), 5.00% (FSA Inc. INS), 6/1/2021	1,089,340
	TOTAL	4,611,537
	New York – 3.7%
2,000,000	New York City, NY, UT GO Bonds (Fiscal 2007 Series A), 5.00%, 8/1/2022	2,119,560
2,000,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2022	2,185,380
1,000,000	New York State HFA State Personal Income Tax Revenue, Revenue Bonds (Series A), 5.00%, 9/15/2023	1,066,570
2,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue Bonds (Series 2007B), 5.00% (New York State Thruway Authority — Dedicated Highway & Bridge Trust Fund), 4/1/2023	2,144,840
1,000,000	New York, NY, UT GO (Series E), 5.00%, 8/1/2016	1,126,670
	TOTAL	8,643,020
	North Carolina – 1.9%
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	1,069,020
1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC Assurance Corporation INS), 1/1/2018	1,134,020
2,000,000	North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.00%, 3/1/2020	2,211,100
	TOTAL	4,414,140
	Ohio – 4.6%
1,150,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.00%, 2/15/2016	1,250,464
2,000,000	Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2017	2,290,660
1,000,000	Columbus, OH Sewer System, Revenue Bonds (Series A), 5.00%, 6/1/2023	1,098,640
2,415,000	Cuyahoga County, OH, LT GO Bonds, 5.25%, 12/1/2018	2,775,970
1,000,000	Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives)/(United States Treasury PRF 9/1/2011@100), 9/1/2016	1,080,900
2,000,000	Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-C), 5.625% (FirstEnergy Solutions Corp.), 6/1/2018	2,127,580
	TOTAL	10,624,214
	Oregon – 1.3%
1,775,000	Oregon State Department of Transportation, Revenue Bonds (Series A), 5.25% (United States Treasury PRF 11/15/2014@100), 11/15/2016	2,079,395
Semi-Annual Shareholder Report

$1,000,000	Sunrise Water Authority, OR, Revenue Bonds, 5.25% (FSA Inc. INS), 3/1/2024	1,038,650
	TOTAL	3,118,045
	Pennsylvania – 9.0%
1,555,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	1,638,923
1,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2017	1,058,040
1,725,000	Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2018	1,819,927
3,000,000	Pennsylvania HFA, SFM Revenue Bonds (Series 2009-105B), 4.25%, 4/1/2024	2,964,930
1,210,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	1,268,879
5,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	5,036,400
1,000,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25%, 1/1/2023	1,066,920
2,000,000	Philadelphia, PA, Refunding UT GO Bonds (Series 2007A), 5.00% (FSA Inc. INS), 8/1/2019	2,161,860
2,500,000	Philadelphia, PA, UT GO Refunding Bonds (Series 2009A), 5.25% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.30%), 8/1/2022	2,725,575
1,190,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds [Series 2002A], 6.00% (Guthrie Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101), 12/1/2012	1,327,540
	TOTAL	21,068,994
	Puerto Rico – 0.9%
1,000,000	Commonwealth of Puerto Rico, UT GO (Series A), 5.25%, 7/1/2022	990,880
1,000,000	Puerto Rico Public Building Authority, Revenue Bonds (Series I), 5.50% (United States Treasury PRF 7/1/2014@100), 7/1/2023	1,167,920
	TOTAL	2,158,800
	South Carolina – 1.5%
2,000,000	South Carolina Jobs-EDA, Hospital Revenue Bonds (Series 2007A), 5.00% (CareAlliance Health Services)/(FSA Inc. INS), 8/15/2016	2,177,640
1,250,000	South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Obligations (Series 2009B), 5.00%, 1/1/2024	1,369,337
	TOTAL	3,546,977
	Tennessee – 0.5%
1,000,000	Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2012	1,139,510
Semi-Annual Shareholder Report

		Texas – 7.0%
$1,000,000		Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA Inc. INS), 12/1/2013	1,013,570
1,430,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2016	1,578,620
1,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2020	1,081,850
1,500,000		Lower Colorado River Authority, TX, Revenue Refunding Bonds, 5.75%, 5/15/2028	1,581,660
2,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC Assurance Corporation INS), 8/15/2017	2,169,580
1,000,000		North Texas Tollway Authority, Revenue Refunding Bonds (Series A), 6.00%, 1/1/2023	1,079,590
2,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (Series 2008), 5.00%, 2/1/2018	2,295,800
1,000,000		San Antonio, TX Water System, Revenue Refunding Bonds (Series 2002), 5.50% (FSA Inc. INS), 5/15/2016	1,097,910
1,000,000		Spring, TX Independent School District, UT GO Refunding Bonds (Series 2008A), 5.00% (PSFG GTD), 8/15/2016	1,170,180
2,000,000		Texas State University System, Revenue Financing System Revenue Bonds (Series 2008), 5.00%, 3/15/2018	2,287,840
1,000,000	[3]	White Settlement, TX ISD, Capital Appreciation UT GO Refunding Bonds, 4.50% (PSFG GTD)/(Original Issue Yield: 4.50%), 8/15/2015	863,920
		TOTAL	16,220,520
		Utah – 1.4%
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2020	1,058,120
1,050,000		Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds (Series 2001), 5.20% (United States Treasury PRF 10/15/2011@100)/(Original Issue Yield: 5.33%), 10/15/2020	1,140,016
1,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,050,760
		TOTAL	3,248,896
		Virginia – 1.0%
2,000,000		Virginia Resources Authority, Clean Water State Revolving Fund Subordinated Revenue Bonds (Series 2008), 5.00%, 10/1/2019	2,331,180
		Washington – 2.5%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,422,202
1,000,000		Clark County, WA School District No. 114 Evergreen, GO UT Refunding Bonds (Series 1999), 5.25%, 6/1/2015	1,003,050
Semi-Annual Shareholder Report

$1,285,000	King County, WA School District No. 415 Kent, UT GO (Series A), 5.55% (Original Issue Yield: 5.582%), 12/1/2011	1,326,878
1,000,000	Metropolitan Park District Tacoma, WA, UT GO Refunding Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INSs), 12/1/2022	1,066,910
	TOTAL	5,819,040
	Wisconsin – 1.4%
1,000,000	Milwaukee County, WI, (Series A), 5.00%, 10/1/2016	1,072,810
2,000,000	Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 5.25% (Wisconsin State), 5/1/2020	2,249,160
	TOTAL	3,321,970
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $217,764,956)	227,153,271
	SHORT-TERM MUNICIPALS – 0.8%;4
	Michigan – 0.4%
900,000	Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.260%, 12/3/2009	900,000
	Pennsylvania – 0.4%
900,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2005A) Daily VRDNs (Children's Hospital of Philadelphia)/(Bank of America N.A. LIQ), 0.190%, 12/1/2009	900,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	1,800,000
	TOTAL INVESTMENTS — 98.2% (IDENTIFIED COST $219,564,956)[5]	228,953,271
	OTHER ASSETS AND LIABILITIES - NET — 1.8%[6]	4,200,606
	TOTAL NET ASSETS — 100%	$233,153,877
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2009, this restricted security amounted to $2,218,678, which represented 1.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2009, this liquid restricted security amounted to $2,218,678, which represented 1.0% of total net assets.
3	Zero coupon bond, reflects effective rate at time of purchase.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	The cost of investments for federal tax purposes amounts to $219,564,956.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.
Semi-Annual Shareholder Report

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices And Investments In Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$ —	$227,153,271	$ —	$227,153,271
Short-Term Municipals	—	1,800,000	—	1,800,000
TOTAL SECURITIES	$ —	$228,953,271	$ —	$228,953,271
Semi-Annual Shareholder Report

  The following acronyms are used throughout this portfolio:
AMBAC	— American Municipal Bond Assurance Corporation
COL	— Collateralized
COP	— Certificate of Participation
EDA	— Economic Development Authority
FGIC	— Financial Guaranty Insurance Company
FSA	— Financial Security Assurance
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
PSFG	— Public School Fund Guaranteed
SFM	— Single Family Mortgage
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities

November 30, 2009 (unaudited)

Assets:
Total investments in securities, at value (identified cost $219,564,956)		$228,953,271
Cash		84,024
Income receivable		3,455,322
Receivable for investments sold		1,370,000
Receivable for shares sold		368,344
TOTAL ASSETS		234,230,961
Liabilities:
Income distribution payable	$494,089
Payable for shares redeemed	476,931
Payable for shareholder services fee (Note 5)	48,432
Accrued expenses	57,632
TOTAL LIABILITIES		1,077,084
Net assets for 23,758,110 shares outstanding		$233,153,877
Net Assets Consist of:
Paid-in capital		$234,351,702
Net unrealized appreciation of investments		9,388,315
Accumulated net realized loss on investments		(10,588,608)
Undistributed net investment income		2,468
TOTAL NET ASSETS		$233,153,877
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$212,314,178 ÷ 21,634,534 shares outstanding, no par value, unlimited shares authorized		$9.81
Class Y Shares:
$20,839,699 ÷ 2,123,576 shares outstanding, no par value, unlimited shares authorized		$9.81
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended November 30, 2009 (unaudited)

Investment Income:
Interest			$5,180,694
Expenses:
Investment adviser fee (Note 5)		$493,762
Administrative personnel and services fee (Note 5)		95,767
Custodian fees		5,944
Transfer and dividend disbursing agent fees and expenses		35,004
Directors'/Trustees' fees		4,685
Auditing fees		11,783
Legal fees		3,690
Portfolio accounting fees		61,003
Shareholder services fee — Institutional Shares (Note 5)		245,675
Account administration fee — Institutional Shares		13,013
Share registration costs		22,243
Printing and postage		12,998
Insurance premiums		2,337
Miscellaneous		5,209
TOTAL EXPENSES		1,013,113
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(281,676)
Waiver of administrative personnel and services fee	(1,829)
Reimbursement of shareholder services fee — Institutional Shares	(56,549)
TOTAL WAIVERS AND REIMBURSEMENT		(340,054)
Net expenses			673,059
Net investment income			4,507,635
Realized and Unrealized Gain on Investments:
Net realized gain on investments			64,830
Net change in unrealized appreciation of investments			5,337,966
Net realized and unrealized gain on investments			5,402,796
Change in net assets resulting from operations			$9,910,431
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2009	Year Ended 5/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,507,635	$8,016,042
Net realized gain (loss) on investments	64,830	(4,581,407)
Net change in unrealized appreciation/depreciation of investments	5,337,966	7,768,757
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,910,431	11,203,392
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,098,921)	(7,067,942)
Class Y Shares	(426,684)	(962,520)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,525,605)	(8,030,462)
Share Transactions:
Proceeds from sale of shares	29,235,088	35,465,101
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Bank & Trust Common Trust Fund	—	3,827,667
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Intermediate Municipal Bond Fund	—	117,209,376
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Bond Fund	—	37,435,428
Net asset value of shares issued to shareholders in payment of distributions declared	1,206,966	1,943,181
Cost of shares redeemed	(61,075,083)	(87,428,114)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,633,029)	108,452,639
Change in net assets	(25,248,203)	111,625,569
Net Assets:
Beginning of period	258,402,080	146,776,511
End of period (including undistributed net investment income of $2,468 and $20,438, respectively)	$233,153,877	$258,402,080
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements

November 30, 2009 (unaudited)

1. Organization

Intermediate Municipal Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Intermediate Municipal Trust (the “Fund”). The Fund offers two classes of shares: Institutional Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments normally (except in certain circumstances described in the Fund's Prospectus) will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.

On December 19, 2008, the Fund received assets from Suburban Bank & Trust Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Bank & Trust Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
420,161	$3,827,667	$26,974	$267,022,267	$270,849,934
1	Unrealized Appreciation is included in the Suburban Bank & Trust Common Trust Fund Net Assets Received amount shown above.

On November 21, 2008, the Fund received a tax-free transfer of assets from Fifth Third Intermediate Municipal Bond Fund and Fifth Third Municipal Bond Fund, as follows:

Shares of the Fund Issued	Fifth Third Intermediate Municipal Bond Fund Net Assets Received	Unrealized Depreciation[2]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
12,684,999	$117,209,376	$(1,349,783)	$125,733,363	$242,942,739
2	Unrealized Depreciation is included in the Fifth Third Intermediate Municipal Bond Fund Net Assets Received amount shown above.
Shares of the Fund Issued	Fifth Third Municipal Bond Fund Net Assets Received	Unrealized Depreciation[3]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
4,051,454	$37,435,428	$(1,436,874)	$125,733,363	$163,168,791
3	Unrealized Depreciation is included in the Fifth Third Municipal Bond Fund Net Assets Received amount shown above.
Semi-Annual Shareholder Report

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, municipal mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Semi-Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse Floater Structures

The Fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund, that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings with the securities transferred remaining in the Fund's investments and the related floating rate notes reflected as a liability on the Fund's records. At November 30, 2009, the Fund held no investments in secondary inverse floater structures. The Fund recorded no interest and trust expenses for the six months ended November 30, 2009.

While these inverse floater structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Restricted Securities

The Fund may purchase securities that are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 11/30/2009		Year Ended 5/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,566,432	$24,824,566	3,262,183	$30,824,550
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Bank & Trust Common Trust Fund	—	—	420,161	3,827,667
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Intermediate Municipal Bond Fund	—	—	12,684,999	117,209,376
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Municipal Bond Fund	—	—	4,051,454	37,435,428
Shares issued to shareholders in payment of distributions declared	123,646	1,201,804	205,805	1,937,927
Shares redeemed	(5,655,574)	(54,639,032)	(8,410,579)	(78,933,776)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,965,496)	$(28,612,662)	12,214,023	$112,301,172
	Six Months Ended 11/30/2009		Year Ended 5/31/2009
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	451,722	$4,410,522	489,931	$4,640,551
Shares issued to shareholders in payment of distributions declared	530	5,162	555	5,254
Shares redeemed	(650,450)	(6,436,051)	(907,843)	(8,494,338)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(198,198)	$(2,020,367)	(417,357)	$(3,848,533)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(3,163,694)	$(30,633,029)	11,796,666	$108,452,639

4. Federal Tax Information

At November 30, 2009, the cost of investments for federal tax purposes was $219,564,956. The net unrealized appreciation of investments for federal tax purposes was $9,388,315. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,995,440 and net unrealized depreciation from investments for those securities having an excess of cost over value of $607,125.

Semi-Annual Shareholder Report

At May 31, 2009, the Fund had a capital loss carryforward of $8,183,499 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2014	$ 22,232
2016	$1,377,393
2017	$6,783,874

As a result of the tax-free transfer of assets from Fifth Third Intermediate Municipal Bond Fund and Fifth Third Municipal Bond Fund, certain capital loss carryforwards listed above may be limited.

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2009, the Adviser voluntarily waived $281,676 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $1,829 of its fee.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended November 30, 2009, FSSC voluntarily reimbursed $56,549 of shareholder services fees. For the six months ended November 30, 2009, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended November 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $44,500,000 and $52,750,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding interest and trust expenses) (referenced in Note 2) paid by the Fund's Institutional Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.56% and 0.38%, respectively, for the fiscal year ending May 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through July 31, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended November 30, 2009, were as follows:

Purchases	$26,123,034
Sales	$51,053,874

7. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2009, there were no outstanding loans. During the six months ended November 30, 2009, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

8. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2009, there were no outstanding loans. During the six months ended November 30, 2009, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities ( collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. Subsequent Events

Management has evaluated subsequent events through January 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

Federated Intermediate Municipal Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Semi-Annual Shareholder Report

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Securities Corp., Distributor

Cusip 458810108
Cusip 458810603

8010413 (1/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Intermediate Municipal Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 22, 2010